Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 28, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	MVP REIT, Inc.
Document Type	Other
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		485,152
Entity Public Float			$ 0
Amendment Flag	false
Entity Central Index Key	0001546609
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Consolidated Balance Sheet (USD $)	Dec. 31, 2012
ASSETS
Cash	$ 531,000
Accounts receivable	3,000
Prepaid expenses	216,000
Land and improvements	819,000
Building and improvements	2,460,000
Fixed assets	84,000
3,363,000
Accumulated depreciation	(10,000)
Total investments in real estate and fixed assets, net	3,353,000
Deferred offering costs	2,068,000
Total assets	6,171,000
LIABILITIES AND STOCKHOLDERS��� EQUITY
Accrued liabilities	81,000
Due to related parties	3,008,000
Notes payable	154,000
Total liabilities	3,243,000
Common stock, $0.001 par value, 98,999,000 shares authorized, 468,370 issued and outstanding	0
Additional paid-in capital	4,069,000
Accumulated deficit	(1,141,000)
Total stockholders��� equity	2,928,000
Total liabilities and stockholders��� equity	6,171,000
Preferred Stock Value [Member]
LIABILITIES AND STOCKHOLDERS��� EQUITY
Preferred stock, $0.001 par value, 1,000,000 shares authorized, none outstanding	0
Non Voting Non Participating Convertible Stock Value [Member]
LIABILITIES AND STOCKHOLDERS��� EQUITY
Non-voting, non-participating convertible stock, $0.001 par value, 1,000 shares authorized and outstanding	$ 0

Consolidated Balance Sheet (Parentheticals) (USD $)	Dec. 31, 2012
Common stock par value (in Dollars per share)	$ 0.001
Common stock, shares authorized	98,999,000
Common stock, shares issued	468,370
Common stock, shares outstanding	468,370
Preferred Stock Par Value [Member]
Preferred stock par value (in Dollars per share)	$ 0.001
Preferred Stock Shares Authorized [Member]
Preferred stock, shares authorized	1,000,000
Preferred Stock Shares Out Standing [Member]
Preferred stock, shares outstanding	0
Non Voting Non Participating Convertible Stock Par Value [Member]
Preferred stock par value (in Dollars per share)	$ 0.001
Non Voting Non Participating Convertible Stock Shares Authorized [Member]
Preferred stock, shares authorized	1,000
Non Voting Non Participating Convertible Stock Shares Outstanding [Member]
Preferred stock, shares outstanding	1,000

Consolidated Statement Of Operations (USD $)	9 Months Ended
Dec. 31, 2012
Rental revenue	$ 25,000
Operating expenses
General and administrative	909,000
Acquisition expenses	227,000
Operating and maintenance	10,000
Depreciation	18,000
Total operating expenses	1,164,000
Loss from operations	(1,139,000)
Other expense
Interest expense	2,000
Net loss before provision for income taxes	(1,141,000)
Net loss	$ (1,141,000)
Basic and diluted loss per weighted average common share (in Dollars per share)	$ (16.36)
Weighted average common shares outstanding, basic and diluted (in Shares)	69,750

Statement Of Stockholders��� Equity (Unaudited) (USD $)	Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] USD ($)	Retained Earnings [Member] USD ($)	Total USD ($)
Balance, at Apr. 02, 2012
Issuance of common stock			$ 4,166,000		$ 4,166,000
Issuance of common stock (in Shares)		468,370			468,000
Offering costs			(98,000)		(98,000)
Issuance of convertible stock			1,000		1,000
Issuance of convertible stock (in Shares)	1,000
Net loss				(1,141,000)	(1,141,000)
Balance, at Dec. 31, 2012			$ 4,069,000	$ (1,141,000)	$ 2,928,000
Balance, (in Shares) at Dec. 31, 2012	1,000	468,370

Consolidated Statement Of Cash Flows (USD $)	9 Months Ended
Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (1,141,000)
Depreciation	18,000
Accounts receivable	(3,000)
Prepaid expenses	(11,000)
Accrued liabilities	48,000
Due to related parties	907,000
Net cash used in operating activities	(190,000)
Cash flows from investing activities:
Investment in real estate	(3,279,000)
Net cash used in investing activities	(3,279,000)
Cash flows from financing activities:
Reimbursement of deferred offering costs ��� related party	(100,000)
Proceeds from issuance of convertible stock	1,000
Proceeds from issuance of common stock	4,166,000
Payments of offering costs ��� related party	(67,000)
Net cash provided by financing activities	4,000,000
Net change in cash	531,000
Cash, beginning of period	0
Cash, end of period	531,000
Supplemental schedule of non-cash financing activities:
Deferred offering costs paid by related party	1,968,000
Deferred offering costs recognized in accrued liabilities	31,000
Note payable relating to prepaid D&O Insurance	218,000
Principal payments on note payable paid by related party	64,000
Fixed assets acquired included in amount due to related party	$ 84,000

Note A - Organization and Proposed Business Operations (MVPREIT [Member])	9 Months Ended
Dec. 31, 2012
MVPREIT [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Note A — Organization, Proposed Business Operations and Capitalization

Organization and Proposed Business Operations

MVP REIT, Inc. (formerly known as MVP Monthly Income Realty Trust, Inc.) (the “Company”) was incorporated on April 3, 2012 as a Maryland corporation, and intends to qualify and elect to be taxed as a real estate investment trust (“REIT”) for U.S. federal income tax purposes beginning with the taxable year ending December 31, 2013.  On September 25, 2012, the Company commenced its initial public offering of up to $500 million in common stock, $0.001 par value per share, on a “reasonable best efforts” basis, pursuant to a registration statement on Form S-11 (the “Offering”) filed with the U.S. Securities and Exchange Commission (the “SEC”). The Registration Statement also covers up to $50 million for the issuance of common stock pursuant to a distribution reinvestment plan (the “DRIP”) under which common stockholders may elect to have their distributions reinvested in additional shares of common stock.  Pursuant to the terms of the Offering, the Company must receive proceeds of $3.0 million in connection with the sale of common stock in order to break escrow and commence operations.  On December 11, 2012, the Company reached its minimum offering of $3 million in shares of its common stock.  As of December 31, 2012 the Company raised approximately $4.2 million in shares of its common stock.

The Company’s investment strategy is to invest substantially all of the net proceeds from the Offering in a diverse portfolio of real estate secured loans (including first and second mortgage loans, mezzanine loans, bridge loans, convertible mortgages, variable interest rate real estate secured loans where a portion of the return is dependent upon performance-based metrics and other loans related to real estate), and direct investments in real property that meets the Company’s investment objectives.  In addition, through one or more taxable REIT subsidiaries, the Company may invest in companies that manage real estate or mortgage investment programs.  The Company intends to operate in a manner that will allow the Company to qualify as a REIT for U.S. federal income tax purposes. Among other requirements, REITs are required to satisfy certain gross income and asset tests, which may affect the composition of assets the Company acquire with the proceeds of the Offering. In addition, REITs are required to distribute to stockholders at least 90% of their annual REIT taxable income (computed without regard to the dividends paid deduction and excluding net capital gain).

On October 3, 2012, the Company confirmed that its board of directors has approved a plan for payment of initial monthly cash distributions of $0.045 per share. On January 25, 2013, the Company issued a press release announcing that its board of directors has approved an increase in its monthly distribution rate on its common shares to an annualized distribution rate of 6.2 percent, or $0.558 per share annually or $0.0465 monthly, assuming a purchase price of $9.00 per share. The distribution, previously 6 percent, increased beginning with the January 2013 distribution, paid to stockholders of record as of January 24, 2013 on February 10, 2013. The Company anticipates paying future distributions monthly in arrears, with a record date on the 24th of each month and distributions paid on the 10th day of the following month (or the next business day if the 10th is not a business day). The press release further announced that its Board of Directors has decreased the purchase price on its Distribution Reinvestment Plan (“DRIP”) from $9.00 to $8.73 per share to take into account that no commission is paid of shares purchased under the DRIP commencing with the January 2013 distribution paid in February 2013. On December 11, 2012, the Company achieved the minimum offering amount $3,000,000, and on December 14, 2012, the Company completed its first asset acquisition. As of December 31, 2012, the Company had not paid distributions to the Company’s stockholders.

The Company’s sponsor is MVP Capital Partners, LLC (“MVPCP” or the “Sponsor”), an entity owned and managed by Michael V. Shustek, the Company’s Chairman and Chief Executive Officer.  The Company’s advisor is MVP Realty Advisors, LLC (the “Advisor”).  MVPCP owns sixty percent (60%) of the Advisor, and the remaining forty percent (40%) is owned by Vestin Realty Mortgage II, Inc., a Maryland corporation and Nasdaq-listed company (“VRM II”), which is managed by Vestin Mortgage, LLC.  Vestin Group, Inc. (“Vestin Group”), a Delaware corporation, owns a significant majority of Vestin Mortgage, LLC, a Nevada limited liability company, which is the manager of Vestin Realty Mortgage II (“VRM II”), Vestin Realty Mortgage I (“VRM I”) and Vestin Fund  III (“VF III”). The Advisor is responsible for managing the Company’s affairs on a day-to-day basis and for identifying and making investments on the Company’s behalf pursuant to an advisory agreement between the Company and the Advisor (the “Advisory Agreement”).

The Company is the sole member of its operating limited liability company, MVP Real Estate Holdings, LLC, a Nevada limited liability company ( “REH”). Substantially all of the Company’s business will be conducted through REH. The operating agreement provides that REH will be operated in a manner that will enable the Company to (1) satisfy the requirements for being classified as a REIT for tax purposes, (2) avoid any federal income or excise tax liability, and (3) ensure that REH will not be classified as a “publicly traded partnership” for purposes of Section 7704 of the Internal Revenue Code, which classification could result in REH being taxed as a corporation, rather than as a partnership.

Capitalization

As of December 31, 2012, the Company had 468,370 shares of common stock outstanding and 1,000 shares of non-voting, non-participating convertible stock, $0.001 par value, outstanding (the “Convertible Stock”).

Upon formation, the Company sold 22,222 shares of common stock to the Sponsor for $200,000.  In addition, the Company issued 1,000 shares of Convertible Stock to the Advisor, for which the Advisor contributed $1,000.  In the event of a termination or non-renewal of the Advisory Agreement for cause, the Convertible Stock will be redeemed by the Company for $1.00 per share. In general, upon the occurrence of any of the conditions set forth below, the  Convertible Stock will convert into a number of shares of the Company’s common stock representing three and one-half percent (3.50%) of the outstanding shares of common stock immediately preceding the conversion: (A) the Company have made total distributions on the then outstanding shares of the Company’s common stock equal to the invested capital attributable to those shares plus a 6.00% cumulative, non-compounded, annual pre-tax return on such invested capital, (B) the Company lists its common stock for trading on a national securities exchange or (C) the Advisory Agreement is terminated or not renewed (other than for “cause” as defined in the Advisory Agreement).

As of December 31, 2012 the Company raised approximately $4.2 million through the issuance of approximately 468,000 shares of its common stock.

Pursuant to the DRIP, stockholders may elect to reinvest distributions by purchasing shares of common stock in lieu of receiving distributions. No dealer manager fees or selling commissions are paid with respect to shares purchased pursuant to the DRIP. Participants purchasing shares pursuant to the DRIP have the same rights and are treated in the same manner as if such shares were issued pursuant to the Offering. The board of directors may designate that certain cash or other distributions be excluded from the DRIP. The Company has the right to amend any aspect of the DRIP or terminate the DRIP with ten days’ notice to participants. Shares issued under the DRIP are recorded to equity in the accompanying balance sheets in the period distributions are declared. There have been 952 shares issued under the DRIP as of March 25, 2013.

In addition, the Company has a Share Repurchase Program (“SRP”) that may provide stockholders who generally have held their shares for at least one year an opportunity to sell their shares to the Company, subject to certain restrictions and limitations.  Prior to the date that the Company establishes an estimated value per share of common stock, the purchase price will be 97.5% of the purchase price paid for the shares, if redeemed at any time between the first and third anniversaries of the purchase date, and 100% of the purchase price paid if redeemed after the third anniversary.  After the Company establishes an estimated value per share of common stock, the Company will repurchase shares at 100% of the estimated value per share, as determined by its board of directors and disclosed in the annual report publicly filed with the SEC.  The number of shares to be repurchased during a calendar quarter is limited to the lesser of: (i) 2.0% of the number of shares of common stock outstanding on December 31 of the prior calendar year, and (ii) those repurchases that can be funded from the net proceeds of the sale of shares under the DRP in the prior calendar year.  The board of directors may also limit the amounts available for repurchase at any time at its sole discretion. The SRP will terminate if the shares of common stock are listed on a national securities exchange.  At December 31, 2012, no shares had been redeemed.

Note B - Summary of Significant Accounting Policies	9 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Text Block]
Note B — Summary of Significant Accounting Policies

Consolidation

The Company’s consolidated financial statements include its accounts and the accounts of its subsidiaries, REH and MVP MS Cedar Park 2012, LLC. All intercompany profits, balances and transactions are eliminated in consolidation.

Under accounting principles generally accepted in the United States of America (“GAAP”), the Company’s consolidated financial statements will also include the accounts of its consolidated subsidiaries and joint ventures in which the Company is the primary beneficiary, or in which the Company has a controlling interest. In determining whether the Company has a controlling interest in a joint venture and the requirement to consolidate the accounts of that entity, the Company’s management considers factors such as an entity’s purpose and design and the Company’s ability to direct the activities of the entity that most significantly impacts the entity’s economic performance, ownership interest, board representation, management representation, authority to make decisions, and contractual and substantive participating rights of the partners/members as well as whether the entity is a variable interest entity in which it will absorb the majority of the entity’s expected losses, if they occur, or receive the majority of the expected residual returns, if they occur, or both.

Basis of Accounting

The consolidated financial statements of the Company are prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”).  In the opinion of management, all normal recurring adjustments considered necessary to give a fair presentation of operating results for the periods presented have been included.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management makes significant estimates regarding revenue recognition, purchase price allocations to record investments in real estate, and derivative financial instruments and hedging activities, as applicable.

Acquisitions

We record the acquired tangible and intangible assets and assumed liabilities of acquisitions of all operating properties and those development and redevelopment opportunities that meet the accounting criteria to be accounted for as business combinations at fair value at the acquisition date. We assess and consider fair value based on estimated cash flow projections that utilize available market information and discount and/or capitalization rates that we deem appropriate. Estimates of future cash flows are based on a number of factors including historical operating results, known and anticipated trends, and market and economic conditions. The acquired assets and assumed liabilities for an operating property acquisition generally include but are not limited to: land, buildings and improvements, construction in progress and identified tangible and intangible assets and liabilities associated with in-place leases, including tenant improvements, leasing costs, value of above-market and below-market operating leases and ground leases, acquired in-place lease values and tenant relationships, if any.

The fair value of land is derived from comparable sales of land within the same submarket and/or region. The fair value of buildings and improvements, tenant improvements, and leasing costs are based upon current market replacement costs and other relevant market rate information.

The fair value of the above-market or below-market component of an acquired in-place operating lease is based upon the present value (calculated using a market discount rate) of the difference between (i) the contractual rents to be paid pursuant to the lease over its remaining non-cancellable lease term and (ii) management's estimate of the rents that would be paid using fair market rental rates and rent escalations at the date of acquisition measured over the remaining non-cancellable term of the lease for above-market operating leases and the initial non-cancellable term plus the term of any below-market fixed rate renewal options, if applicable, for below-market operating leases. The amounts recorded for above-market operating leases are included in deferred leasing costs and acquisition-related intangibles, net on the balance sheet and are amortized on a straight-line basis as a reduction of rental income over the remaining term of the applicable leases. The amounts recorded for below-market operating leases are included in deferred revenue and acquisition-related liabilities, net on the balance sheet and are amortized on a straight-line basis as an increase to rental income over the remaining term of the applicable leases plus the term of any below-market fixed rate renewal options, if applicable. Our below-market operating leases generally do not include fixed rate or below-market renewal options.

The fair value of acquired in-place leases is derived based on management's assessment of lost revenue and costs incurred for the period required to lease the “assumed vacant” property to the occupancy level when purchased. This fair value is based on a variety of considerations including, but not necessarily limited to: (1) the value associated with avoiding the cost of originating the acquired in-place leases; (2) the value associated with lost revenue related to tenant reimbursable operating costs estimated to be incurred during the assumed lease-up period; and (3) the value associated with lost rental revenue from existing leases during the assumed lease-up period. Factors considered by us in performing these analyses include an estimate of the carrying costs during the expected lease-up periods, current market conditions, and costs to execute similar leases. In estimating carrying costs, we include real estate taxes, insurance and other operating expenses, and estimates of lost rental revenue during the expected lease-up periods based on current market demand at market rates. In estimating costs to execute similar leases, we consider leasing commissions, legal and other related expenses. The amount recorded for acquired in-place leases is included in deferred leasing costs and acquisition-related intangibles, net on the balance sheet and amortized as an increase to depreciation and amortization expense over the remaining term of the applicable leases. If a lease were to be terminated or if termination were determined to be likely prior to its contractual expiration (for example resulting from bankruptcy), amortization of the related unamortized in-place lease intangible would be accelerated.

The determination of the fair value of any debt assumed in connection with a property acquisition is estimated by discounting the future cash flows using interest rates available for the issuance of debt with similar terms and remaining maturities.

The determination of the fair value of the acquired tangible and intangible assets and assumed liabilities of operating property acquisitions requires us to make significant judgments and assumptions about the numerous inputs discussed above. The use of different assumptions in these fair value calculations could significantly affect the reported amounts of the allocation of our acquisition related assets and liabilities and the related amortization and depreciation expense recorded for such assets and liabilities. In addition, because the value of above and below market leases are amortized as either a reduction or increase to rental income, respectively, our judgments for these intangibles could have a significant impact on our reported rental revenues and results of operations.

Costs directly associated with all operating property acquisitions and those development and redevelopment acquisitions that meet the accounting criteria to be accounted for as business combinations are expensed as incurred. During the period from April 3, 2012 (inception) through December 31, 2012, we expensed $227,000 of acquisition costs based on the level of our acquisition activity. Our acquisition expenses are directly related to our acquisition activity and if our acquisition activity was to increase or decrease, so would our acquisition costs. Costs directly associated with development acquisitions accounted for as asset acquisitions are capitalized as part of the cost of the acquisition. During the period from April 3, 2012 (inception) through December 31, 2012, we did not capitalize any such acquisition costs.

Impairment of Long Lived Assets

When circumstances indicate the carrying value of a property may not be recoverable, the Company reviews the asset for impairment. This review is based on an estimate of the future undiscounted cash flows, excluding interest charges, expected to result from the property’s use and eventual disposition. These estimates consider factors such as expected future operating income, market and other applicable trends and residual value, as well as the effects of leasing demand, competition and other factors. If impairment exists, due to the inability to recover the carrying value of a property, an impairment loss is recorded to the extent that the carrying value exceeds the estimated fair value of the property for properties to be held and used. For properties held for sale, the impairment loss is the adjustment to fair value less estimated cost to dispose of the asset. These assessments have a direct impact on net income because recording an impairment loss results in an immediate negative adjustment to net income.

Derivative Instruments

The Company may use derivative financial instruments to hedge all or a portion of the interest rate risk associated with its borrowings. Certain of the techniques used to hedge exposure to interest rate fluctuations may also be used to protect against declines in the market value of assets that result from general trends in debt markets. The principal objective of such agreements is to minimize the risks and/or costs associated with the Company’s operating and financial structure as well as to hedge specific anticipated transactions.

The Company records all derivatives on the balance sheet at fair value. The accounting for changes in the fair value of derivatives depends on the intended use of the derivative, whether the Company has elected to designate a derivative in a hedging relationship and apply hedge accounting and whether the hedging relationship has satisfied the criteria necessary to apply hedge accounting. Derivatives designated and qualifying as a hedge of the exposure to changes in the fair value of an asset, liability, or firm commitment attributable to a particular risk, such as interest rate risk, are considered fair value hedges. Derivatives designated and qualifying as a hedge of the exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges. Derivatives may also be designated as hedges of the foreign currency exposure of a net investment in a foreign operation. Hedge accounting generally provides for the matching of the timing of gain or loss recognition on the hedging instrument with the recognition of the changes in the fair value of the hedged asset or liability that are attributable to the hedged risk in a fair value hedge or the earnings effect of the hedged forecasted transactions in a cash flow hedge. The Company may enter into derivative contracts that are intended to economically hedge certain of its risk, even though hedge accounting does not apply or the Company elects not to apply hedge accounting.

The accounting for subsequent changes in the fair value of these derivatives depends on whether each has been designed and qualifies for hedge accounting treatment. If the Company elects not to apply hedge accounting treatment, any changes in the fair value of these derivative instruments is recognized immediately in gains (losses) on derivative instruments in the consolidated statement of operations. If the derivative is designated and qualifies for hedge accounting treatment, the change in the estimated fair value of the derivative is recorded in other comprehensive income (loss) to the extent that it is effective. Any ineffective portion of a derivative’s change in fair value will be immediately recognized in earnings.

Cash

The Company maintains the majority of its cash balances in one financial institution located in Las Vegas, Nevada.  The balances are insured by the Federal Deposit Insurance Corporation we hold in the same ownership category up to at least $250,000.

Revenue Recognition

The Company will recognize interest income from loans on an accrual basis over the expected terms of the loans using the effective interest method.  The Company may recognize fees, discounts, premiums, anticipated exit fees and direct cost over the terms of the loans as an adjustment to the yield.  The Company may recognize fees on commitments that expire unused at expiration.  The Company may recognize interest income from available-for-sale securities on an accrual basis over the life of the investment on a yield-to-maturity basis.

The Company’s revenues, which will be derived primarily from rental income, include rents that each tenant pays in accordance with the terms of each lease reported on a straight-line basis over the initial term of the lease. Since some of the Company’s leases will provide for rental increases at specified intervals, straight-line basis accounting requires the Company to record a receivable, and include in revenues, unbilled rent receivables that the Company will only receive if the tenant makes all rent payments required through the expiration of the initial term of the lease.

The Company will continually review receivables related to rent and unbilled rent receivables and determine collectability by taking into consideration the tenant’s payment history, the financial condition of the tenant, business conditions in the industry in which the tenant operates and economic conditions in the area in which the property is located. In the event that the collectability of a receivable is in doubt, the Company will record an increase in the Company’s allowance for uncollectible accounts or record a direct write-off of the receivable in the Company’s consolidated statements of operations.

Advertising Costs

Advertising costs incurred in the normal course of operations are expensed as incurred.  Advertising expense for the period from April 3, 2012 (inception) through December 31, 2012 amounted to $92,000.

Investments in Real Estate and Fixed Assets

Investments in real estate and fixed assets are stated at cost less accumulated depreciation. Depreciation is provided principally on the straight-line method over the estimated useful lives of the assets, which are primarily 3 to 40 years. The cost of repairs and maintenance is charged to expense as incurred. Expenditures for property betterments and renewals are capitalized. Upon sale or other disposition of a depreciable asset, cost and accumulated depreciation are removed from the accounts and any gain or loss is reflected in other income (expense).

The Company periodically evaluates whether events and circumstances have occurred that may warrant revision of the estimated useful lives of fixed assets or whether the remaining balance of fixed assets should be evaluated for possible impairment. The Company uses an estimate of the related undiscounted cash flows over the remaining life of the fixed assets in measuring their recoverability.

Organization, Offering and Related Costs

Certain organization and offering costs, including legal, accounting, printing, marketing expenses and the salaries and direct expenses of the employees of the Advisor and its affiliates, will be incurred by the Advisor and its affiliates on behalf of the Company. After the Company has reimbursed $100,000 of such costs, which has been paid to the Advisor, no additional reimbursements will be made unless the aggregate amount of such reimbursements does not exceed 0.75% of the gross offering proceeds as of the date of reimbursement.  The Advisor will not be reimbursed by the Company for organization and offering costs which exceed 0.75% of the gross offering proceeds, as a result, these costs are a liability of the Company to the extent organization and offering costs do not exceed 0.75% of the gross proceeds determined at the end of the offering. All offering costs paid by the Company, including sales commissions, will be recorded as an offset to additional paid-in-capital, and all organization costs will be recorded as an expense when the Company has an obligation to reimburse the Advisor.  Offering costs will be reclassified from deferred costs as a charge to stockholders’ equity as the Company breaks escrow, and will include all expenses incurred by the Company that are required to be reimbursed to the Advisor  in connection with the Offering as of such date.  As of December 31, 2012, the Company had deferred offering costs of approximately $2.1 million.

Share-Based Compensation

The Company has a stock-based incentive award plan, which is accounted for under the guidance for share based payments. The expense for such awards will be included in general and administrative expenses and is recognized over the vesting period or when the requirements for exercise of the award have been met (See Note F — Share-Based Compensation).

Per Share Data

The Company calculates basic earnings per share by dividing net income for the period by weighted-average shares of its common stock outstanding for a respective period. Diluted earnings per share takes into account the effect of dilutive instruments, such as stock options and convertible stock, but uses the average share price for the period in determining the number of incremental shares that are to be added to the weighted-average number of shares outstanding.  We had no outstanding common share equivalents during the period from April 3, 2012 (inception) to December 31, 2012.

Our convertible stock will convert to shares of common stock if and when: (A) we have made total distributions on the then outstanding shares of our common stock equal to the invested capital attributable to those shares plus a 6.00% cumulative, non-compounded, annual pre-tax return on such invested capital, (B) we list our common stock for trading on a national securities exchange or (C) our advisory agreement is terminated or not renewed (other than for “cause” as defined in our advisory agreement).  As of December 31, 2012, none of these conditions were met and therefore, the convertible stock was not considered in our calculation of earnings per share.

Reportable Segments

The Company is currently authorized to operate two reportable segments, investments in real estate loans and investments in real property.  As of December 31, 2012, the Company has no investments in real estate loans and therefore operates in one segment.

Accounting and Auditing Standards Applicable to “Emerging Growth Companies”

The Company is an “emerging growth company” under the recently enacted JOBS Act. For as long as the Company remains an “emerging growth company,” which may be up to five fiscal years, the Company is not required to (1) comply with any new or revised financial accounting standards that have different effective dates for public and private companies until those standards would otherwise apply to private companies, (2) provide an auditor’s attestation report on management’s assessment of the effectiveness of internal control over financial reporting pursuant to Section 404 of the Sarbanes-Oxley Act, (3) comply with any new requirements adopted by the Public Company Accounting Oversight Board, or the PCAOB, requiring mandatory audit firm rotation or a supplement to the auditor’s report in which the auditor would be required to provide additional information about the audit and the financial statements of the issuer or (4) comply with any new audit rules adopted by the PCAOB after April 5, 2012, unless the SEC determines otherwise. The Company intends to take advantage of such extended transition period. Since the Company will not be required to comply with new or revised accounting standards on the relevant dates on which adoption of such standards is required for other public companies, the Company’s financial statements may not be comparable to the financial statements of companies that comply with public company effective dates. If the Company were to subsequently elect to instead comply with these public company effective dates, such election would be irrevocable pursuant to Section 107 of the JOBS Act.

Fair Value Measurements

We have no financial assets recorded at fair value on a recurring basis in our consolidated financial statements. We elected not to apply the fair value option for any of our eligible financial instruments or other items.

We determine the estimated fair value of financial assets and liabilities utilizing a hierarchy of valuation techniques based on whether the inputs to a fair value measurement are considered to be observable or unobservable in a marketplace. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. This hierarchy requires the use of observable market data when available. The following is the fair value hierarchy:

•Level 1—quoted prices for identical insturments in active markets;

•Level 2—quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which significant inputs and significant value drivers are observable in active markets; and

•Level 3—fair value measurements derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

Carrying amounts of our cash, accounts receivable, prepaid expenses, accrued expenses, note payable and due to related party approximate fair value due to their short-term maturities.

Note C - Commitments and Contingencies	3 Months Ended
Jun. 30, 2012
Commitments and Contingencies Disclosure [Text Block]
Note C — Commitments and Contingencies

Litigation

In the ordinary course of business, the Company may become subject to litigation or claims. There are no material legal proceedings pending or known to be contemplated against the Company.

Environmental Matters

In connection with the ownership and operation of real estate, the Company may potentially be liable for costs and damages related to environmental matters. The Company does not own any properties, has not been notified by any governmental authority of any non-compliance, liability or other claim, and is not aware of any other environmental condition that it believes will have a material adverse effect on the results of operations.

Note D - Related Party Transactions and Arrangements	9 Months Ended	6 Months Ended
	Dec. 31, 2012	Sep. 30, 2012 Economic Dependency [Member]
Related Party Transactions Disclosure [Text Block]
Note D — Related Party Transactions and Arrangements

As of December 31, 2012, the Sponsor owned 22,222 shares of the Company’s outstanding common stock and the Advisor owned 1,000 shares of the Convertible Stock.  See “Capitalization” under Note A for further information, including a description of the terms of the Convertible Stock.

The Advisor, an entity majority owned by the Sponsor, and its affiliates may incur and pay costs and fees on behalf of the Company.  The Company is responsible for organization, offering and related costs from the offering up to a maximum of 0.75% of gross offering proceeds received from the IPO, measured at the end of the offering.  Offering costs in excess of 0.75% of the gross offering proceeds as of the end of the offering are the Advisor’s responsibility.  As of December 31, 2012, the Company had payables to the Advisor related to funding offering costs and operating expenses paid by the Advisor of approximately $3.0 million. This payable includes the contingent reimbursement of offering costs and operating expenses incurred for the period prior to April 3, 2012 (inception) through December 31, 2012.

The terms under which the fees are earned and payable to related parties for specific transactions are as follows:

Fees Paid in Connection with the Offering

On July 16, 2012 the Company signed a selling agreement which appoints MVP American Securities (“Selling Agent”), an entity owned by our CEO, to act as one of the selling agents for the Offering.  The Selling Agent will receive 3.00% of the gross offering proceeds in the offering, subject to reductions based on volume and for certain categories of purchasers. No selling commissions are payable on shares sold under the distribution reinvestment plan.  For the period from April 3, 2012 (inception) through December 31, 2012, we have paid selling commissions to the Selling Agent of $67,000.

Certain organization and offering costs will be incurred by the Advisor on behalf of the Company. After the Company has reimbursed $100,000, of such costs, which has been paid to the Advisor during the period from inception to December 31, 2012, no additional reimbursements will be made unless the aggregate amount of such reimbursements does not exceed 0.75% of the gross offering proceeds as of the date of reimbursement. Such costs shall include legal, accounting, printing and other offering expenses, including marketing, salaries and direct expenses of the Advisor’s employees and employees of the Advisor’s affiliates and others. Any such reimbursement will not exceed actual expenses incurred by the Advisor. As of December 31, 2012, 0.75% of our gross offering proceeds have not exceeded the $100,000 which was previously reimbursed to the Advisor therefore no additional reimbursements will occur until 0.75% of the gross offering proceeds exceed $100,000.

Fees Paid in Connection With the Operations of the Company

The Company has no paid employees. The Company has retained the Advisor to manage its affairs on a day-to-day basis and will reimburse, no less than monthly, the Advisor for 100% of actual, documented expenses paid or incurred in connection with services provided to the Company, including wages and benefits.  The Company will not reimburse the Advisor for the salaries and benefits paid to any of the Company’s named executive officers. For the period from April 3, 2012 (inception) through December 31, 2012, the Company has not reimbursed the Advisor for these expenses. As of December 31, 2012, the Company has recognized a liability due to the Advisor of approximately $406,000 for the unreimbursed expenses.

The Advisor must reimburse the Company at least quarterly for reimbursements paid to the Advisor in any four consecutive fiscal quarters to the extent that such reimbursements to the Advisor cause the Company’s total operating expenses to exceed the greater of (1) 2% of our average invested assets, which generally consists of the average book value of the Company’s real properties before deducting depreciation, bad debts or other non-cash reserves and the average book value of securities, or (2) 25% of the Company’s net income, which is defined as the Company’s total revenues less total expenses for any given period excluding reserves for depreciation, bad debts or other similar non-cash reserves, unless the independent directors have determined that such excess expenses were justified based on unusual and non-recurring factors.

The Advisor or its affiliates will receive an acquisition fee of 3.00% of the purchase price of any real estate or loan acquired at a discount, provided, however, the Company will not pay any fees when acquiring loans from its affiliates.  Acquisition fees for the period from April 3, 2012 (inception) through December 31, 2012 approximated $98,000 for the acquisition of our first real estate asset, a 376-unit, 52,000-square-foot self-storage facility in the Austin suburb of Cedar Park, Texas, on December 14, 2012.

The Advisor or its affiliates will be reimbursed for actual expenses paid or incurred in connection with the selection or acquisition of an investment, whether or not the Company ultimately acquires the investment. The Company may recoup all or a portion of these expenses from the borrower in connection with each investment. For the period from April 3, 2012 (inception) through December 31, 2012 approximated $18,000 was paid to the Advisor for the reimbursement of acquisition expenses related to our first real estate asset, a 376-unit, 52,000-square-foot self-storage facility in the Austin suburb of Cedar Park, Texas, on December 14, 2012.

The Advisor or its affiliates will receive a monthly asset management fee at an annual rate equal to 0.85% of the fair market value of (i) all assets then held by the Company or (ii) the Company’s proportionate share thereof in the case of an investment made through a joint venture or other co-ownership arrangement, excluding (only for clause (ii) debt financing obtained by the Company or made available to the Company. The fair market value of real property shall be based on annual “AS-IS”, “WHERE-IS” appraisals, and the fair market value of real estate-related secured loans shall be equal to the face value of the such loan, unless it is non-performing, in which case the fair market value shall be equal to the book value of such loan. The asset management fee will be reduced to 0.75% if the Company is listed on a national securities exchange.  Asset management fees for the period from April 3, 2012 (inception) through December 31, 2012 amounted to approximately $1,000.

The Advisor or its affiliates will receive a monthly debt financing fee at an annual rate equal to 0.25% of the aggregate debt financing obtained by the Company or made available to the Company, such as mortgage debt, lines of credit, and other term indebtedness, including refinancings.  In the case of a joint venture, the Company would pay this fee only on the Company’s pro rata share.  There was no debt financing fee for the period from April 3, 2012 (inception) through December 31, 2012.

The Advisor or its affiliates will receive a monthly market-based fee for property management services of up to 6.00% of the gross revenues generated by the Company’s properties. The Company’s property manager may subcontract with third party property managers and will be responsible for supervising and compensating those property managers.  The aggregate property management fees charged by the Company’s property manager and any subcontractor shall not exceed 6.00% of the gross revenues generated by the Company’s properties.

Fees Paid in Connection with the Liquidation or Listing of the Company’s Real Estate Assets

For substantial assistance in connection with the sale of real property, as determined by the independent directors, the Company will pay the Advisor or its affiliate the lesser of (i) 3.00% of the contract sale price of the real property sold or (ii) 50% of the customary commission which would be paid to a third-party broker for the sale of a comparable property. The amount paid, when added to the sums paid to unaffiliated parties, may not exceed either the customary commission or an amount equal to 6.00% of the contract sales price. The disposition fee will be paid concurrently with the closing of any such disposition of all or any portion of any real property. The Company will not pay a disposition fee upon the maturity, prepayment, workout, modification or extension of a loan or other debt-related investment; provided, however, that the Advisor or its affiliates may receive an exit fee or a prepayment penalty paid by the borrower. If the Company takes ownership of a property as a result of a workout or foreclosure of a loan, the Company will pay a disposition fee upon the sale of such real property equal to 3.00% of the sales price.  With respect to real property held in a joint venture, the foregoing commission will be reduced to a percentage reflecting the Company’s economic interest in the joint venture.

Note E — Economic Dependency

Under various agreements, the Company has engaged or will engage the Advisor and its affiliates to provide certain services that are essential to the Company, including asset management services, supervision of the management and leasing of properties owned by the Company, asset acquisition and disposition decisions, the sale of shares of the Company’s common stock available for issue, as well as other administrative responsibilities for the Company including accounting services and investor relations.

As a result of these relationships, the Company is dependent upon the Advisor and its affiliates. In the event that these companies are unable to provide the Company with the respective services, the Company will be required to find alternative providers of these services.

Note F - Share-Based Compensation	9 Months Ended
Dec. 31, 2012
Shareholders' Equity and Share-based Payments [Text Block]
Note F — Share-Based Compensation

Equity Incentive Plan

The Company has adopted an equity incentive plan.  The equity incentive plan offers certain individuals an opportunity to participate in the Company’s growth through awards in the form of, or based on, the Company’s common stock.  The Company has no current intention to issue any awards under the equity incentive plan but may do so in the future in order to attract and retain qualified directors, officers, employees, and consultants.

The equity incentive plan authorizes the granting of restricted stock, stock options, stock appreciation rights, restricted or deferred stock units, performance awards, dividend equivalents, other stock-based awards and cash-based awards to directors, employees and consultants of the Company selected by the board of directors for participation in the equity incentive plan. Stock options granted under the equity incentive plan will not exceed an amount equal to 10% of the outstanding shares of the Company’s common stock on the date of grant of any such stock options. Any stock options and stock appreciation rights granted under the equity incentive plan will have an exercise price or base price that is not less than the fair market value of the Company’s common stock on the date of grant.

The board of directors, or the compensation committee of the board of directors, will administer the equity incentive plan, with sole authority to determine all of the terms and conditions of the awards, including whether the grant, vesting or settlement of awards may be subject to the attainment of one or more performance goals.  No awards will be granted if the grant or vesting of the awards would jeopardize the Company’s status as a REIT under the Code or otherwise violate the ownership and transfer restrictions imposed under the Company’s charter. Unless otherwise determined by the board of directors, no award granted under the equity incentive plan will be transferable except through the laws of descent and distribution.

The Company has authorized and reserved an aggregate maximum of 300,000 shares for issuance under the equity incentive plan. In the event of a transaction between the Company and its stockholders that causes the per-share value of common stock to change (including, without limitation, any stock dividend, stock split, spin-off, rights offering or large nonrecurring cash dividend), the share authorization limits under the equity incentive plan will be adjusted proportionately, and the board of directors must make such adjustments to the equity incentive plan and awards as it deems necessary, in its sole discretion, to prevent dilution or enlargement of rights immediately resulting from such transaction. In the event of a stock split, a stock dividend or a combination or consolidation of the outstanding shares of common stock into a lesser number of shares, the authorization limits under the equity incentive plan will automatically be adjusted proportionately and the shares then subject to each award will automatically be adjusted proportionately without any change in the aggregate purchase price.

Unless otherwise provided in an award certificate or any special plan document governing an award, in the event of a corporate transaction (as defined in the Company’s equity incentive plan), if any award issued under the Company’s equity incentive plan is not assumed or replaced as part of the corporate transaction, then such portion of the award shall automatically become fully vested and exercisable and be released from any repurchase or forfeiture rights (other than repurchase rights exercisable at fair market value) immediately prior to the effective date of such corporation transaction, so long as the grantee’s continuous service has not terminated prior to such date. Unless otherwise provided in an award certificate or any special plan document governing an award, in the event of a change in control, each outstanding award issued automatically shall become fully vested and exercisable and be released from any repurchase or forfeiture rights (other than repurchase rights exercisable at fair market value), immediately prior to the effective date of such change in control, provided that the grantee’s continuous service has not terminated prior to such date. Under the equity incentive plan, a “corporate transaction” is defined to include (i) a merger or consolidation in which the Company is not the surviving entity; (ii) the sale of all or substantially all of the Company’s assets; (iii) the Company’s complete liquidation or dissolution; and (iv) acquisitions by any person of beneficial ownership of securities possessing more than 50% of the total combined voting power of the Company’s outstanding securities (but excluding any transactions determined by our administrator not to constitute a “corporate transaction”). Under the equity incentive plan, a “change in control” is defined generally as a change in ownership or control of the Company effected either through (i) acquisitions of securities by any person (or related group of persons) of securities possessing more than 50% of the total combined voting power of the Company’s outstanding securities pursuant to a tender offer or exchange offer that the Company’s directors do not recommend the Company’s stockholders accept; or (ii) a change in the composition of the board over a period of 12 months or less such that a majority of the Company’s board members will no longer serve as directors, by reason of one or more contested elections for board membership.

The equity incentive plan will automatically expire on the tenth anniversary of the date on which it is approved by the board of directors and stockholders, unless extended or earlier terminated by the board of directors. The board of directors may terminate the equity incentive plan at any time. The expiration or other termination of the equity incentive plan will have no adverse impact on any award previously granted under the equity incentive plan. The board of directors may amend the equity incentive plan at any time, but no amendment will adversely affect any award previously granted, and no amendment to the equity incentive plan will be effective without the approval of the Company’s stockholders if such approval is required by any law, regulation or rule applicable to the equity incentive plan.

Note G - Recent Accounting Pronouncements	9 Months Ended
Dec. 31, 2012
New Accounting Pronouncements and Changes in Accounting Principles [Text Block]	Note G – Recent Accounting Pronouncements No new accounting pronouncements have been defined that would materially impact our financial statements.

Note H - Acquisition	9 Months Ended
Dec. 31, 2012
Mergers, Acquisitions and Dispositions Disclosures [Text Block]
Note H — Acquisition

On December 14, 2012, the Company acquired a 376-unit, 52,000-square-foot self-storage facility in the Austin suburb of Cedar Park, Texas (“Cedar Park”).  Cedar Park was built during 2006, the storage facility is comprised of 12 buildings on 4 acres. The property recognizes rental income through month to month rental agreements for the use of the self storage facility. The purchase price of $3.3 million was funded from our public offering of common stock. As of December 31, 2012, the occupancy was 76.5%.

The related assets, liabilities, and results of operations of the acquired properties are included in the consolidated financial statements as of the date of acquisition. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date for our 2012 acquisition:

Assets
Land and improvements	$819,000
Building and improvements	2,460,000
Cash	29,000
Total assets aquired	3,308,000
Liabilities
Accounts payable and accrued expenses	--
Total liabilities assumed	--
Net assets and liabilities aquired	$3,308,000

Pro forma results of the Company (unaudited)

The following table of pro forma consolidated results of operations of the Company for the period from April 3, 2012 (inception) through December 31, 2012 assumes that the acquisition of Cedar Park was completed as of April 3, 2012 (inception of the Company).

Revenues from continuing operations	$324,000
Net loss available to common stockholders (1)	(671,000)
Net loss available to common stockholders per share – basic (1)	(1.43)
Net loss available to common stockholders per share – diluted (1) (2)	(1.43)

(1)The pro forma results for the period from April 3, 2012 (inception) through December 31, 2012 were adjusted to exclude acquisition-related expenses of approximately $227,000 incurred in 2012 for the acquisition of Cedar Park

(2) The pro forma results include assumptions the acquisition was funded by pro forma proceeds from our public offering. The proceeds for the acquisition of Cedar Park was funded through proceeds from our public offering which was primarily received during December 2012. The pro forma results assume these proceeds were received during April 2012.

Note I - Notes Payable	9 Months Ended
Dec. 31, 2012
Debt Disclosure [Text Block]
Note I — Notes Payable

In October 2012, we financed a 12-month insurance policy for Directors and Officers liability, with an annual interest rate of 4.25%.  The agreement required a down payment of $54,600 and nine monthly payments of approximately $22,000 beginning on October, 2012.  As of December 31, 2012, the outstanding balance of the note was approximately $154,000.

Note J - Income Taxes	9 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Text Block]
Note J — Income Taxes

We are domiciled in the United States under Maryland law; therefore, the corporate entity is obligated to pay taxes in the United States on either income or capital gains. We are currently subject to corporate federal and state income taxes. From inception to December 31, 2012, we had future taxable income deductions (deferred tax assets) related initial year expenditures resulting from a net operating loss. We have recorded a valuation allowance equal to 100% of the resulting gross deferred tax asset due to the uncertainty of realizing the benefit and the intention to elect to be taxed as a REIT beginning the year ending December 31, 2013.

To qualify as a REIT, we must meet certain organizational and operational requirements including the requirement to distribute at least 90% of our annual REIT taxable income to our shareholders. As a REIT, we generally will not be subject to federal income tax to the extent we distribute our REIT taxable income to our shareholders and provided we satisfy the REIT requirements including certain asset, income, distribution and stock ownership tests. If we fail to qualify as a REIT, and do not qualify for certain statutory relief provisions, we will be subject to U.S. federal, state and local income taxes and may be precluded from qualifying as a REIT for the subsequent four taxable years following the year in which we lost our REIT qualification. Accordingly, our failure to qualify as a REIT could have a material adverse impact on our results of operations and amounts available for distribution to our shareholders.

A REIT's dividend paid deduction for qualifying dividends to its shareholders is computed using its taxable income as opposed to net income reported on the consolidated financial statements. Taxable income, generally, will differ from net income reported on the consolidated financial statements because the determination of taxable income is based on tax regulations and not financial accounting principles.

The Company may elect to treat certain of its future subsidiaries as taxable REIT subsidiaries which we refer to as “TRS”. In general, a TRS may hold assets and engage in activities that the REIT cannot hold or engage in directly and generally may engage in any real estate or non-real estate-related business. A TRS is subject to U.S. federal, state and local corporate income taxes.

The following table sets forth the components of our deferred tax assets:

December 31, 2012
Net Operating Loss Carry-Forwards	$307,000
Depreciation difference on fixed assets	(14,000)
Capitalized acquisition costs	77,000
Capitalized orgainzation costs	1,000
Total deferred tax assets	372,000
Valuation Allowance	(372,000)
Net Deferred Tax Asset	$--

The effective tax rate used for calculation of the deferred taxes as of December 31, 2012 was 34%.  The Company has established a valuation allowance against deferred tax assets of $372,000 due to the uncertainty regarding realization.

As of December 31, 2012, we did not have any unrecognized tax benefits. Additionally, we did not accrue interest or penalties associated with any unrecognized tax benefits, nor was any interest expense or penalty recognized during the year. We and our subsidiaries remain subject to tax examination for the period from inception to December 31, 2012.

Note K - Subsequent Events	9 Months Ended
Dec. 31, 2012
Subsequent Events [Text Block]
Note K — Subsequent Events

Management evaluated subsequent events through the date of this filing and determined that no such events have occurred that would require adjustment to or disclosure in the financial statements.

On January 25, 2013, the Company issued a press release announcing that its board of directors has approved an increase in its monthly distribution rate on its common shares to an annualized distribution rate of 6.2 percent, or $0.558 per share annually or $0.0465 monthly, assuming a purchase price of $9.00 per share. The distribution, previously 6 percent, increased beginning with the January 2013 distribution, paid to stockholders of record as of January. 24, 2013 on February 10, 2013.

As of March 25, 2013, 952 shares have been issued under the DRIP plan.

During March 2013, the Company issued a promissory note for approximately $1.8 million.  The note is collateralized by real property located in Fort Worth, Texas, bears an annual interest rate of 4.66% payable in monthly installment payments of principal and interest totaling approximately $10,000 and matures during April 2023.

Schedule III - Real Estate and Accumulated Depreciation	9 Months Ended
Dec. 31, 2012
Real Estate and Accumulated Depreciation Disclosure [Text Block]
	Initial Cost					Gross Amounts at Which Carried at Close of Period
Property Location	Encumb- rances		Land	Buildings and Improve- Ments	Costs Capitalized Subsequent to Acquisition/ Improvement	Land	Buildings and Improve- ments	Total	Accumulated Depreciation	Deprecia- tion Life (1)	Date of Acquisition (A)/ Construction (C) (2)		Rentable Square Feet (3)(unaudited)
	(in thousands)
Rental Property:
945 W New Hope Dr Cedar Park, Texas	$--	(5)	$819,000	$2,460,000	$--	$819,000	$2,460,000	$3,279,000	$3,000	39	2012	(A)	52,000

(1)
The initial costs of buildings are depreciated over 39 years using a straight-line method of accounting; improvements capitalized subsequent to acquisition are depreciated over the shorter of the lease term or useful life, generally ranging from one to 20 years.

The aggregate gross cost of property included above for federal income tax purposes approximated $3.3 million as of December 31, 2012.

The following table reconciles the historical cost of total real estate held for investment from April 3, 2012 (inception) through December 31, 2012:

2012
Total real estate held for investment, inception	$--
Additions during period:
Acquisitions	3,279,000
Total real estate held for investment, end of year	$3,279,000

The following table reconciles the accumulated depreciation for real estate for the period from April 3, 2012 (inception) through December 31, 2012:

2012

Accumulated depreciation, inception	$--
Additions during period:
Depreciation of real estate	3,000
Accumulated depreciation, end of year	$3,000

Accounting Policies, by Policy (Policies)	9 Months Ended
Dec. 31, 2012
Consolidation, Policy [Policy Text Block]
Consolidation

The Company’s consolidated financial statements include its accounts and the accounts of its subsidiaries, REH and MVP MS Cedar Park 2012, LLC. All intercompany profits, balances and transactions are eliminated in consolidation.

Under accounting principles generally accepted in the United States of America (“GAAP”), the Company’s consolidated financial statements will also include the accounts of its consolidated subsidiaries and joint ventures in which the Company is the primary beneficiary, or in which the Company has a controlling interest. In determining whether the Company has a controlling interest in a joint venture and the requirement to consolidate the accounts of that entity, the Company’s management considers factors such as an entity’s purpose and design and the Company’s ability to direct the activities of the entity that most significantly impacts the entity’s economic performance, ownership interest, board representation, management representation, authority to make decisions, and contractual and substantive participating rights of the partners/members as well as whether the entity is a variable interest entity in which it will absorb the majority of the entity’s expected losses, if they occur, or receive the majority of the expected residual returns, if they occur, or both

Basis of Accounting, Policy [Policy Text Block]
Basis of Accounting

The consolidated financial statements of the Company are prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”).  In the opinion of management, all normal recurring adjustments considered necessary to give a fair presentation of operating results for the periods presented have been included.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management makes significant estimates regarding revenue recognition, purchase price allocations to record investments in real estate, and derivative financial instruments and hedging activities, as applicable.

Business Combinations Policy [Policy Text Block]
Acquisitions

We record the acquired tangible and intangible assets and assumed liabilities of acquisitions of all operating properties and those development and redevelopment opportunities that meet the accounting criteria to be accounted for as business combinations at fair value at the acquisition date. We assess and consider fair value based on estimated cash flow projections that utilize available market information and discount and/or capitalization rates that we deem appropriate. Estimates of future cash flows are based on a number of factors including historical operating results, known and anticipated trends, and market and economic conditions. The acquired assets and assumed liabilities for an operating property acquisition generally include but are not limited to: land, buildings and improvements, construction in progress and identified tangible and intangible assets and liabilities associated with in-place leases, including tenant improvements, leasing costs, value of above-market and below-market operating leases and ground leases, acquired in-place lease values and tenant relationships, if any.

The fair value of land is derived from comparable sales of land within the same submarket and/or region. The fair value of buildings and improvements, tenant improvements, and leasing costs are based upon current market replacement costs and other relevant market rate information.

The fair value of the above-market or below-market component of an acquired in-place operating lease is based upon the present value (calculated using a market discount rate) of the difference between (i) the contractual rents to be paid pursuant to the lease over its remaining non-cancellable lease term and (ii) management's estimate of the rents that would be paid using fair market rental rates and rent escalations at the date of acquisition measured over the remaining non-cancellable term of the lease for above-market operating leases and the initial non-cancellable term plus the term of any below-market fixed rate renewal options, if applicable, for below-market operating leases. The amounts recorded for above-market operating leases are included in deferred leasing costs and acquisition-related intangibles, net on the balance sheet and are amortized on a straight-line basis as a reduction of rental income over the remaining term of the applicable leases. The amounts recorded for below-market operating leases are included in deferred revenue and acquisition-related liabilities, net on the balance sheet and are amortized on a straight-line basis as an increase to rental income over the remaining term of the applicable leases plus the term of any below-market fixed rate renewal options, if applicable. Our below-market operating leases generally do not include fixed rate or below-market renewal options.

The fair value of acquired in-place leases is derived based on management's assessment of lost revenue and costs incurred for the period required to lease the “assumed vacant” property to the occupancy level when purchased. This fair value is based on a variety of considerations including, but not necessarily limited to: (1) the value associated with avoiding the cost of originating the acquired in-place leases; (2) the value associated with lost revenue related to tenant reimbursable operating costs estimated to be incurred during the assumed lease-up period; and (3) the value associated with lost rental revenue from existing leases during the assumed lease-up period. Factors considered by us in performing these analyses include an estimate of the carrying costs during the expected lease-up periods, current market conditions, and costs to execute similar leases. In estimating carrying costs, we include real estate taxes, insurance and other operating expenses, and estimates of lost rental revenue during the expected lease-up periods based on current market demand at market rates. In estimating costs to execute similar leases, we consider leasing commissions, legal and other related expenses. The amount recorded for acquired in-place leases is included in deferred leasing costs and acquisition-related intangibles, net on the balance sheet and amortized as an increase to depreciation and amortization expense over the remaining term of the applicable leases. If a lease were to be terminated or if termination were determined to be likely prior to its contractual expiration (for example resulting from bankruptcy), amortization of the related unamortized in-place lease intangible would be accelerated.

The determination of the fair value of any debt assumed in connection with a property acquisition is estimated by discounting the future cash flows using interest rates available for the issuance of debt with similar terms and remaining maturities.

The determination of the fair value of the acquired tangible and intangible assets and assumed liabilities of operating property acquisitions requires us to make significant judgments and assumptions about the numerous inputs discussed above. The use of different assumptions in these fair value calculations could significantly affect the reported amounts of the allocation of our acquisition related assets and liabilities and the related amortization and depreciation expense recorded for such assets and liabilities. In addition, because the value of above and below market leases are amortized as either a reduction or increase to rental income, respectively, our judgments for these intangibles could have a significant impact on our reported rental revenues and results of operations.

Costs directly associated with all operating property acquisitions and those development and redevelopment acquisitions that meet the accounting criteria to be accounted for as business combinations are expensed as incurred. During the period from April 3, 2012 (inception) through December 31, 2012, we expensed $227,000 of acquisition costs based on the level of our acquisition activity. Our acquisition expenses are directly related to our acquisition activity and if our acquisition activity was to increase or decrease, so would our acquisition costs. Costs directly associated with development acquisitions accounted for as asset acquisitions are capitalized as part of the cost of the acquisition. During the period from April 3, 2012 (inception) through December 31, 2012, we did not capitalize any such acquisition costs.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Impairment of Long Lived Assets

When circumstances indicate the carrying value of a property may not be recoverable, the Company reviews the asset for impairment. This review is based on an estimate of the future undiscounted cash flows, excluding interest charges, expected to result from the property’s use and eventual disposition. These estimates consider factors such as expected future operating income, market and other applicable trends and residual value, as well as the effects of leasing demand, competition and other factors. If impairment exists, due to the inability to recover the carrying value of a property, an impairment loss is recorded to the extent that the carrying value exceeds the estimated fair value of the property for properties to be held and used. For properties held for sale, the impairment loss is the adjustment to fair value less estimated cost to dispose of the asset. These assessments have a direct impact on net income because recording an impairment loss results in an immediate negative adjustment to net income.

Derivatives, Policy [Policy Text Block]
Derivative Instruments

The Company may use derivative financial instruments to hedge all or a portion of the interest rate risk associated with its borrowings. Certain of the techniques used to hedge exposure to interest rate fluctuations may also be used to protect against declines in the market value of assets that result from general trends in debt markets. The principal objective of such agreements is to minimize the risks and/or costs associated with the Company’s operating and financial structure as well as to hedge specific anticipated transactions.

The Company records all derivatives on the balance sheet at fair value. The accounting for changes in the fair value of derivatives depends on the intended use of the derivative, whether the Company has elected to designate a derivative in a hedging relationship and apply hedge accounting and whether the hedging relationship has satisfied the criteria necessary to apply hedge accounting. Derivatives designated and qualifying as a hedge of the exposure to changes in the fair value of an asset, liability, or firm commitment attributable to a particular risk, such as interest rate risk, are considered fair value hedges. Derivatives designated and qualifying as a hedge of the exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges. Derivatives may also be designated as hedges of the foreign currency exposure of a net investment in a foreign operation. Hedge accounting generally provides for the matching of the timing of gain or loss recognition on the hedging instrument with the recognition of the changes in the fair value of the hedged asset or liability that are attributable to the hedged risk in a fair value hedge or the earnings effect of the hedged forecasted transactions in a cash flow hedge. The Company may enter into derivative contracts that are intended to economically hedge certain of its risk, even though hedge accounting does not apply or the Company elects not to apply hedge accounting.

The accounting for subsequent changes in the fair value of these derivatives depends on whether each has been designed and qualifies for hedge accounting treatment. If the Company elects not to apply hedge accounting treatment, any changes in the fair value of these derivative instruments is recognized immediately in gains (losses) on derivative instruments in the consolidated statement of operations. If the derivative is designated and qualifies for hedge accounting treatment, the change in the estimated fair value of the derivative is recorded in other comprehensive income (loss) to the extent that it is effective. Any ineffective portion of a derivative’s change in fair value will be immediately recognized in earnings.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash

The Company maintains the majority of its cash balances in one financial institution located in Las Vegas, Nevada.  The balances are insured by the Federal Deposit Insurance Corporation we hold in the same ownership category up to at least $250,000.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition

The Company will recognize interest income from loans on an accrual basis over the expected terms of the loans using the effective interest method.  The Company may recognize fees, discounts, premiums, anticipated exit fees and direct cost over the terms of the loans as an adjustment to the yield.  The Company may recognize fees on commitments that expire unused at expiration.  The Company may recognize interest income from available-for-sale securities on an accrual basis over the life of the investment on a yield-to-maturity basis.

The Company’s revenues, which will be derived primarily from rental income, include rents that each tenant pays in accordance with the terms of each lease reported on a straight-line basis over the initial term of the lease. Since some of the Company’s leases will provide for rental increases at specified intervals, straight-line basis accounting requires the Company to record a receivable, and include in revenues, unbilled rent receivables that the Company will only receive if the tenant makes all rent payments required through the expiration of the initial term of the lease.

The Company will continually review receivables related to rent and unbilled rent receivables and determine collectability by taking into consideration the tenant’s payment history, the financial condition of the tenant, business conditions in the industry in which the tenant operates and economic conditions in the area in which the property is located. In the event that the collectability of a receivable is in doubt, the Company will record an increase in the Company’s allowance for uncollectible accounts or record a direct write-off of the receivable in the Company’s consolidated statements of operations.

Advertising Costs, Policy [Policy Text Block]
Advertising Costs

Advertising costs incurred in the normal course of operations are expensed as incurred.  Advertising expense for the period from April 3, 2012 (inception) through December 31, 2012 amounted to $92,000.

Real Estate, Policy [Policy Text Block]
Investments in Real Estate and Fixed Assets

Investments in real estate and fixed assets are stated at cost less accumulated depreciation. Depreciation is provided principally on the straight-line method over the estimated useful lives of the assets, which are primarily 3 to 40 years. The cost of repairs and maintenance is charged to expense as incurred. Expenditures for property betterments and renewals are capitalized. Upon sale or other disposition of a depreciable asset, cost and accumulated depreciation are removed from the accounts and any gain or loss is reflected in other income (expense).

The Company periodically evaluates whether events and circumstances have occurred that may warrant revision of the estimated useful lives of fixed assets or whether the remaining balance of fixed assets should be evaluated for possible impairment. The Company uses an estimate of the related undiscounted cash flows over the remaining life of the fixed assets in measuring their recoverability.

Organization, Offering And Related Costs [Policy Text Block]
Organization, Offering and Related Costs

Certain organization and offering costs, including legal, accounting, printing, marketing expenses and the salaries and direct expenses of the employees of the Advisor and its affiliates, will be incurred by the Advisor and its affiliates on behalf of the Company. After the Company has reimbursed $100,000 of such costs, which has been paid to the Advisor, no additional reimbursements will be made unless the aggregate amount of such reimbursements does not exceed 0.75% of the gross offering proceeds as of the date of reimbursement.  The Advisor will not be reimbursed by the Company for organization and offering costs which exceed 0.75% of the gross offering proceeds, as a result, these costs are a liability of the Company to the extent organization and offering costs do not exceed 0.75% of the gross proceeds determined at the end of the offering. All offering costs paid by the Company, including sales commissions, will be recorded as an offset to additional paid-in-capital, and all organization costs will be recorded as an expense when the Company has an obligation to reimburse the Advisor.  Offering costs will be reclassified from deferred costs as a charge to stockholders’ equity as the Company breaks escrow, and will include all expenses incurred by the Company that are required to be reimbursed to the Advisor  in connection with the Offering as of such date.  As of December 31, 2012, the Company had deferred offering costs of approximately $2.1 million.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Share-Based Compensation

The Company has a stock-based incentive award plan, which is accounted for under the guidance for share based payments. The expense for such awards will be included in general and administrative expenses and is recognized over the vesting period or when the requirements for exercise of the award have been met (See Note F — Share-Based Compensation).

Earnings Per Share, Policy [Policy Text Block]
Per Share Data

The Company calculates basic earnings per share by dividing net income for the period by weighted-average shares of its common stock outstanding for a respective period. Diluted earnings per share takes into account the effect of dilutive instruments, such as stock options and convertible stock, but uses the average share price for the period in determining the number of incremental shares that are to be added to the weighted-average number of shares outstanding.  We had no outstanding common share equivalents during the period from April 3, 2012 (inception) to December 31, 2012.

Our convertible stock will convert to shares of common stock if and when: (A) we have made total distributions on the then outstanding shares of our common stock equal to the invested capital attributable to those shares plus a 6.00% cumulative, non-compounded, annual pre-tax return on such invested capital, (B) we list our common stock for trading on a national securities exchange or (C) our advisory agreement is terminated or not renewed (other than for “cause” as defined in our advisory agreement).  As of December 31, 2012, none of these conditions were met and therefore, the convertible stock was not considered in our calculation of earnings per share.

Segment Reporting, Policy [Policy Text Block]
Reportable Segments

The Company is currently authorized to operate two reportable segments, investments in real estate loans and investments in real property.  As of December 31, 2012, the Company has no investments in real estate loans and therefore operates in one segment.

New Accounting Pronouncements, Policy [Policy Text Block]
Accounting and Auditing Standards Applicable to “Emerging Growth Companies”

The Company is an “emerging growth company” under the recently enacted JOBS Act. For as long as the Company remains an “emerging growth company,” which may be up to five fiscal years, the Company is not required to (1) comply with any new or revised financial accounting standards that have different effective dates for public and private companies until those standards would otherwise apply to private companies, (2) provide an auditor’s attestation report on management’s assessment of the effectiveness of internal control over financial reporting pursuant to Section 404 of the Sarbanes-Oxley Act, (3) comply with any new requirements adopted by the Public Company Accounting Oversight Board, or the PCAOB, requiring mandatory audit firm rotation or a supplement to the auditor’s report in which the auditor would be required to provide additional information about the audit and the financial statements of the issuer or (4) comply with any new audit rules adopted by the PCAOB after April 5, 2012, unless the SEC determines otherwise. The Company intends to take advantage of such extended transition period. Since the Company will not be required to comply with new or revised accounting standards on the relevant dates on which adoption of such standards is required for other public companies, the Company’s financial statements may not be comparable to the financial statements of companies that comply with public company effective dates. If the Company were to subsequently elect to instead comply with these public company effective dates, such election would be irrevocable pursuant to Section 107 of the JOBS Act.

Fair Value Measurement, Policy [Policy Text Block]
Fair Value Measurements

We have no financial assets recorded at fair value on a recurring basis in our consolidated financial statements. We elected not to apply the fair value option for any of our eligible financial instruments or other items.

We determine the estimated fair value of financial assets and liabilities utilizing a hierarchy of valuation techniques based on whether the inputs to a fair value measurement are considered to be observable or unobservable in a marketplace. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. This hierarchy requires the use of observable market data when available. The following is the fair value hierarchy:

•Level 1—quoted prices for identical insturments in active markets;

•Level 2—quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which significant inputs and significant value drivers are observable in active markets; and

•Level 3—fair value measurements derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

Carrying amounts of our cash, accounts receivable, prepaid expenses, accrued expenses, note payable and due to related party approximate fair value due to their short-term maturities.

Note H - Acquisition (Tables)	9 Months Ended
Dec. 31, 2012
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
Assets
Land and improvements	$819,000
Building and improvements	2,460,000
Cash	29,000
Total assets aquired	3,308,000
Liabilities
Accounts payable and accrued expenses	--
Total liabilities assumed	--
Net assets and liabilities aquired	$3,308,000

Business Acquisition, Pro Forma Information [Table Text Block]

Revenues from continuing operations	$324,000
Net loss available to common stockholders (1)	(671,000)
Net loss available to common stockholders per share – basic (1)	(1.43)
Net loss available to common stockholders per share – diluted (1) (2)	(1.43)

Note J - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
December 31, 2012
Net Operating Loss Carry-Forwards	$307,000
Depreciation difference on fixed assets	(14,000)
Capitalized acquisition costs	77,000
Capitalized orgainzation costs	1,000
Total deferred tax assets	372,000
Valuation Allowance	(372,000)
Net Deferred Tax Asset	$--

Note A - Organization and Proposed Business Operations (Detail) (USD $)	1 Months Ended		3 Months Ended	9 Months Ended
	Jan. 23, 2013	Jan. 25, 2013	Mar. 25, 2013	Dec. 31, 2012
Initial Planned Offer For Sale Equity Value (in Dollars)				$ 500,000,000
Common Stock, Par or Stated Value Per Share				$ 0.001
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs (in Dollars)				(98,000)
Proceeds from Issuance of Common Stock (in Dollars)				4,166,000
Minimum Required Distribution Percentage				90.00%
Common Stock, Dividends, Per Share, Declared (in Dollars per share)	$ 0.558	$ 0.558		$ 0.045
Share Price (in Dollars per share)	$ 9	$ 9
DRIP Purchase Price Per Share	$ 8.73			$ 9
Equity Method Investment, Ownership Percentage				60.00%
Percentage Of Ownership VRTB				40.00%
Common Stock, Shares, Outstanding (in Shares)				468,370
Stock Issued During Period, Shares, Acquisitions (in Shares)				22,222
Sale of Stock, Number of Shares Issued in Transaction (in Shares)				1,000
Preferred Stock, Redemption Price Per Share				$ 1
Stock Issued During Period, Shares, New Issues (in Shares)				468,000
Stock Issued During Period, Shares, Dividend Reinvestment Plan (in Shares)			952
Required to Commence Operations [Member]
Proceeds from Issuance or Sale of Equity (in Dollars)				3,000,000
Monthly Dividend [Member]
Common Stock, Dividends, Per Share, Declared (in Dollars per share)	$ 0.0465	$ 0.0465
Distribution Reinvestment Plan [Member]
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs (in Dollars)				50,000,000
Non Voting Non Participating Convertible Stock Shares Outstanding [Member]
Preferred Stock, Shares Outstanding (in Shares)				1,000
Non Voting Non Participating Convertible Stock Par Value [Member]
Preferred Stock, Par or Stated Value Per Share				$ 0.001
Convertible Stock [Member]
Proceeds from Issuance or Sale of Equity (in Dollars)				1,000
MVP Capital Partners LLC [Member]
Proceeds from Issuance or Sale of Equity (in Dollars)				$ 200,000

Note B - Summary of Significant Accounting Policies (Detail) (USD $)	9 Months Ended
Dec. 31, 2012
Business Combination, Acquisition Related Costs (in Dollars)	$ 227,000
Cash, FDIC Insured Amount (in Dollars)	250,000
Advertising Expense (in Dollars)	92,000
Commitments and Contingencies (in Dollars)	100,000
Maximum Percentage Of Gross Offering Proceeds	0.75%
Number of Reportable Segments	2
Number of Operating Segments	1
Potential Maximum Liability For Organization And Offering Cost [Member]
Maximum Percentage Of Gross Offering Proceeds	0.75%
Minimum [Member]
Property, Plant and Equipment, Estimated Useful Lives	3
Maximum [Member]
Property, Plant and Equipment, Estimated Useful Lives	40
Deferred Cost [Member]
Deferred Offering Costs (in Dollars)	$ 2,100,000

Note D - Related Party Transactions and Arrangements (Detail) (USD $)	9 Months Ended
Dec. 31, 2012
Percentage Of Gross Offering Proceeds	0.75%
Due to Related Parties (in Dollars)	$ 3,008,000
Sponsor [Member]
Investments in and Advances to Affiliates, Balance, Shares (in Shares)	22,222
Advisor [Member] | Maximum Reimbursement [Member]
Costs and Expenses, Related Party (in Dollars)	100,000
Advisor [Member] | Reduced Fee for National Securities Exchange Listing [Member]
Asset Management Fee	0.75%
Advisor [Member]
Investments in and Advances to Affiliates, Balance, Shares (in Shares)	1,000
Accounts Payable, Related Parties, Current (in Dollars)	3,000,000
Percentage of Gross Offering Proceeds	0.75%
Fee Reimbursement Percentage	100.00%
Due to Related Parties (in Dollars)	406,000
Acquisition Fee	3.00%
Acquisition Costs, Period Cost (in Dollars)	98,000
Reimbursement of Acquisition Expenses (in Dollars)	18,000
Asset Management Fee	0.85%
Asset Management Costs (in Dollars)	1,000
Monthly Debt Financing Fee	0.25%
Property Management Fee, Percent Fee	6.00%
Selling Agent [Member]
Sales Commission Fee	3.00%
Payments for Commissions (in Dollars)	$ 67,000
Maximum [Member]
Percentage Of Gross Offering Proceeds	0.75%

Note H - Acquisition (Detail) (USD $)	9 Months Ended
Dec. 31, 2012
Business Combination, Acquisition Related Costs	$ 227,000
Cedar Park [Member]
Area of Real Estate Property (in Square Meters)	52,000
Business Acquisition, Cost of Acquired Entity, Purchase Price	3,300,000
Occupancy Rate	76.50%
Business Combination, Acquisition Related Costs	$ 227,000

Note H - Acquisition (Detail) - Assets (USD $)	Dec. 31, 2012
Assets
Land and improvements	$ 819,000
Building and improvements	2,460,000
Cash	29,000
Total assets aquired	3,308,000
Net assets and liabilities aquired	$ 3,308,000

Note H - Acquisition (Detail) - Pro Forma Consolidated Results of Operations (USD $)	9 Months Ended
Dec. 31, 2012
Revenues from continuing operations (in Dollars)	$ 324,000
Net loss available to common stockholders (1) (in Dollars)	$ (671,000)	[1]
Net loss available to common stockholders per share ��� basic (1)	$ (1.43)	[1]
Net loss available to common stockholders per share ��� diluted (1) (2)	$ (1.43)	[1],[2]

[1]	The pro forma results for the period from April 3, 2012 (inception) through December 31, 2012 were adjusted to exclude acquisition-related expenses of approximately $227,000 incurred in 2012 for the acquisition of Cedar Park.
[2]	The pro forma results include assumptions the acquisition was funded by pro forma proceeds from our public offering. The proceeds for the acquisition of Cedar Park was funded through proceeds from our public offering which was primarily received during December 2012. The pro forma results assume these proceeds were received during April 2012.

Note I - Notes Payable (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013
Debt Instrument, Interest Rate, Stated Percentage	4.25%	4.66%
Debt Instrument, Frequency of Periodic Payment	nine
Notes Payable	$ 154,000
Down Payment [Member]
Debt Instrument, Periodic Payment	54,600
Monthly Payment [Member]
Debt Instrument, Periodic Payment	$ 22,000

Note J - Income Taxes (Detail) (USD $)	9 Months Ended
Dec. 31, 2012
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance	100.00%
REIT Required Distribution Of Taxable Income	90.00%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	34.00%
Deferred Tax Assets, Valuation Allowance (in Dollars)	$ 372,000

Note J - Income Taxes (Detail) - Deferred Tax Assets (USD $)	Dec. 31, 2012
Net Operating Loss Carry-Forwards	$ 307,000
Depreciation difference on fixed assets	(14,000)
Capitalized acquisition costs	77,000
Capitalized orgainzation costs	1,000
Total deferred tax assets	372,000
Valuation Allowance	$ (372,000)

Note K - Subsequent Events (Detail) (USD $)	1 Months Ended			3 Months Ended	9 Months Ended
	Mar. 31, 2013	Jan. 23, 2013	Jan. 25, 2013	Mar. 25, 2013	Dec. 31, 2012
Common Stock, Dividends, Per Share, Declared (in Dollars per share)		$ 0.558	$ 0.558		$ 0.045
Share Price (in Dollars per share)		$ 9	$ 9
Stock Issued During Period, Shares, Dividend Reinvestment Plan (in Shares)				952
Debt Instrument, Face Amount (in Dollars)	$ 1,800,000
Debt Instrument, Interest Rate, Stated Percentage	4.66%				4.25%
Interest and Debt Expense (in Dollars)	$ 10,000
Monthly Dividend [Member]
Common Stock, Dividends, Per Share, Declared (in Dollars per share)		$ 0.0465	$ 0.0465

Schedule III - Real Estate and Accumulated Depreciation (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended
Dec. 31, 2012
Real Estate, Federal Income Tax Basis (in Dollars)	3.3
Building [Member]
Property, Plant and Equipment, Useful Life	39 years
Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	1 year
Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	20 years

Schedule III - Real Estate and Accumulated Depreciation (Detail) - Real Estate Properties (USD $) In Thousands, unless otherwise specified	9 Months Ended
Dec. 31, 2012 sqft
945 W New Hope Dr Cedar Park, Texas	$ 819,000
945 W New Hope Dr Cedar Park, Texas	2,460,000
945 W New Hope Dr Cedar Park, Texas	819,000
945 W New Hope Dr Cedar Park, Texas	2,460,000
945 W New Hope Dr Cedar Park, Texas	3,279,000
945 W New Hope Dr Cedar Park, Texas	$ 3,000
945 W New Hope Dr Cedar Park, Texas	39 years [1]
945 W New Hope Dr Cedar Park, Texas	Dec 31, 2012
945 W New Hope Dr Cedar Park, Texas (in Square feet)	52,000

[1]	The initial costs of buildings are depreciated over 39 years using a straight-line method of accounting; improvements capitalized subsequent to acquisition are depreciated over the shorter of the lease term or useful life, generally ranging from one to 20 years.

Schedule III - Real Estate and Accumulated Depreciation (Detail) - Historical Cost of Real Estate Held for Investment (USD $)	9 Months Ended
Dec. 31, 2012
Additions during period:
Acquisitions	$ 3,279,000
Total real estate held for investment, end of year	$ 3,279,000

Schedule III - Real Estate and Accumulated Depreciation (Detail) - Accumulated Depreciation for Real Estate (USD $)	9 Months Ended
Dec. 31, 2012
Additions during period:
Depreciation of real estate	$ 3,000
Accumulated depreciation, end of year	$ 3,000